Pensions and other postretirement benefits (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year	17,761	16,869
Projected Benefit Obligation	16,059	14,458	15,247
Fair value of plan assets for the CN Pension Plan	16,905	16,059	15,042
Pensions [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	15,510	16,335
Amendments	2	0
Interest cost	711	658	740
Actuarial loss (gain) on projected benefit obligation	1,815	(747)
Current service costs	132	155	134
Curtailment gain	0	0
Plan participants' contributions	58	56
Foreign currency changes	22	16
Benefit payments, settlements and transfers	(971)	(963)
Projected benefit obligation at end of year	17,279	15,510	16,335
Component representing future salary increases	(349)	(344)
Accumulated benefit obligation at end of year	16,930	15,166
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	16,869	15,811
Employer contributions	111	226
Plan participants' contributions	58	56
Foreign currency changes	15	10
Actual return on plan assets	1,679	1,728
Benefit payments, settlements and transfers	(971)	(962)
Fair value of plan assets at end of year	17,761	16,869	15,811
Funded status Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year.	482	1,359
Other postretirement benefits [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	256	277
Amendments	2	0
Interest cost	12	11	13
Actuarial loss (gain) on projected benefit obligation	6	(22)
Current service costs	2	3	4
Curtailment gain	0	0
Plan participants' contributions	0	0
Foreign currency changes	7	5
Benefit payments, settlements and transfers	(18)	(18)
Projected benefit obligation at end of year	267	256	277
Component representing future salary increases	0	0
Accumulated benefit obligation at end of year	267	256
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return on plan assets	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	0
Funded status Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year.	(267)	(256)